Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Net Deferred Tax Asset

As of December 31, 2024 and 2023, the Company’s net deferred tax assets were as follows:

	December 31, 2024	December 31, 2023
Deferred tax assets
Federal net operating loss	$1,913,959	$454,225
Transaction costs	1,515,401	1,441,904
Other debt costs	-	885,890
Accrued expenses	1,202,259	-
Deferred compensation	446,113	-
Derivative liability	228,732	-
Stock-based compensation	648,697	268,405
Other	45,322	3,611
Total deferred tax assets	6,000,483	3,054,035
Deferred tax liabilities
Oil and natural gas properties	(8,665,914)	(9,097,162)
Unrealized gain on derivatives	(27,302)	(120,013)
Total deferred tax assets	(8,693,216)	(9,217,175)
Net deferred tax liabilities	(2,692,733)	(6,163,140)
Valuation allowance for deferred tax assets	-	-
Net Deferred tax liability, net of allowance	$(2,692,733)	$(6,163,140)

Schedule of Income Tax Provision

The income tax provision consists of the following:

		For the period from
	For the Year Ended December 31, 2024	November 15, 2023 to December 31, 2023
Current income tax (benefit) expense
Federal	$-	$(22,007)
State	-	-
Total current income tax benefit	-	(22,007)
Deferred tax (benefit) expense:
Federal	(2,840,051)	(1,467,862)
State	(630,356)	(325,795)
Valuation allowance	-	(571,975)
Total deferred income tax (benefit) expense	(3,470,407)	(2,365,632)
Total income tax (benefit) expense	$(3,470,407)	$(2,387,639)

Schedule of Reconciliation of the Federal Income Tax Rate

A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

	For the period from	For the period from
	November 15, 2023 to December 31, 2023	November 15, 2023 to December 31, 2023
Statutory federal income tax rate	21.00%	21.00%
State Taxes (Net of Federal Benefit)	5.02%	2.86%
Permanent Differences	(1.60)%	(8.11)%
Exchange of Class B units for Class A common stock	3.24%	-%
Change in valuation allowance	-%	5.02%
Other	(0.01)%	0.19%
Income tax provision	27.65%	20. 97%